Other Balance Sheet Components - Other non-current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Other non-current assets
Investment related deposits	$ 410,741	$ 408,432	$ 15,450
Prepayment for purchase of SINA Plaza(2)	131,859	131,636	0
Deferred tax assets	27,325	27,279	27,020
Others	7,702	14,998	2,126
Other non-current assets	577,627	582,345	$ 44,596
A micro loan company
Other non-current assets
Investment related deposits	76,800	76,700
An insurance company
Other non-current assets
Investment related deposits	79,100	79,000
A game company
Other non-current assets
Investment related deposits	$ 223,900	$ 221,900